Schedule I—Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2025
Schedule I—Condensed Financial Information of the Company [Abstract]
SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY
	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
			Note2(u)
ASSETS:
Current assets:
Cash and cash equivalents	20,014	3,587	513
Short term investments	3,694	2,746	393
Other receivables and amounts due from subsidiaries and affiliates	454,830	549,975	78,645
Amounts due from related parties	—	13,044	1,865
Total current assets	478,538	569,352	81,416
Non-current assets:
Investment in subsidiaries	2,512,999	1,198,615	171,399
Investment in an affiliate	1,004,683	—	—
Other non-current asset	17,549	—	—
Total assets	4,013,769	1,767,967	252,815

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	1,467,253	1,289,447	184,387
Total liabilities	1,467,253	1,289,447	184,387
Ordinary shares (US$0.4 par value; 8,000,000,000 shares authorized, 2,898,308 shares issued and 2,830,230 shares outstanding as of December 31, 2024；8,000,000,000 shares authorized, 13,435,271 shares issued and 13,435,271 shares outstanding as of December 31, 2025)	8,678	60,250	8,616
Treasury Stock	(197)	—	—
Additional paid-in capital	192,760	401,928	57,475
Retained earnings	2,382,941	107,555	15,380
Accumulated other comprehensive loss	(37,666)	(91,213)	(13,043)
Total shareholders’ equity	2,546,516	478,520	68,428
Total liabilities and shareholders’ equity	4,013,769	1,767,967	252,815
	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
General and administrative expenses	(11,018)	(34,232)	(30,462)	(4,356)
Selling expenses	(13,627)	(11,927)	9,800	1,401
Interest income	1,201	353	71	10
Others, net	17,009	13,028	(50,403)	(7,208)
Equity in earnings of subsidiaries and an affiliate	286,912	487,738	(2,204,392)	(315,224)
Net income attributable to the Company’s shareholders	280,477	454,960	(2,275,386)	(325,377)
Other comprehensive income (loss):
Foreign currency translation adjustments	2,249	1,688	(19,985)	(2,858)
Unrealized net gain (loss) on available-for-sale investments	2,458	(11,418)	(33,562)	(4,799)
Comprehensive income(loss) attributable to the Company’s shareholders	285,184	445,230	(2,328,933)	(333,034)
	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	280,477	454,960	(2,275,386)	(325,377)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(312,323)	(509,951)	2,238,238	320,065
Compensation expenses associated with stock options	17,095	38,589	16,996	2,430
Other non-cash adjustments	(22,569)	(4,088)	13,219	1,891
Changes in operating assets and liabilities:
Other receivables	(20)	18	—	—
Accrued payroll and other payables	820	(2,432)	(150)	(22)
Net cash used in operating activities	(36,520)	(22,904)	(7,083)	(1,013)
Cash flows from investing activities:
Changes in investment in subsidiaries and an affiliate	2,458	(11,418)	12,265	1,753
Advances to subsidiaries and affiliates	(10,005)	11,087	(13,044)	(1,865)
Purchase of short-term investments	—	(3,650)	(33,733)	(4,824)
Proceeds from disposal of subsidiaries	—	—	354	51
Proceeds from disposal of short-term investments	27,639	—	32,076	4,587
Others	—	44	—	—
Net cash generated from (used in) investing activities	20,092	(3,937)	(2,082)	(298)
Cash flows used in financing activities:
Proceeds on exercise of stock options	—	—	73	10
Repurchase of ordinary shares from open market	(29,044)	(5,735)	—	—
Proceeds from share issuances	—	93	7,299	1,044
Net cash (used in) generated from financing activities	(29,044)	(5,642)	7,372	1,054
Net decrease in cash and cash equivalents	(45,472)	(32,483)	(1,793)	(257)
Cash and cash equivalents and restricted cash at beginning of year	38,512	23,595	20,014	2,862
Effect of exchange rate changes on cash and cash equivalents	30,555	28,902	(14,634)	(2,092)
Cash and cash equivalents and restricted cash at end of the year	23,595	20,014	3,587	513

Schedule I has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

As of December 31, 2025, RMB1,244,719 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2023, 2024 and 2025.

As of December 31, 2025, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company except for those which have been separately disclosed in the consolidated financial statements, if any.

Basis of preparation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2024 and 2025 and the years ended 2023, 2024 and 2025.